Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	¥ 61,943	¥ 61,902
Other assets	117,636	103,539
Other current liabilities	(3,456)	(3,621)
Other noncurrent liabilities	(80,459)	(63,129)
Net deferred tax assets	¥ 95,664	¥ 98,691